Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income (loss)	$ (2,153)	$ (6,127)	$ (7,371)	$ 1,322
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1	6	6	9
Amortization of other assets	158	158	210	214
Non-cash stock-based compensation, including stock options and restricted stock	216	$ 321	429	575
Shares issued for services rendered to vendors	47
Change in fair value of warrant liability	(2,099)	$ 4,007	$ 4,277	(5,020)
Warrant modification	$ 1,761
Warrant inducement				14
Inventory reserve		$ 31	$ 59	210
Amortization of debt discount		173	$ 320	257
Allowance for doubtful accounts	$ 13
Gain on disposal of property and equipment				(3)
(Gain)/loss on foreign currency transactions	3	(40)	$ (48)	26
(Increase) decrease in operating assets:
Accounts receivable	(119)	(57)	12	820
Inventory	(479)	24	(82)	(60)
Prepaid expenses and other current assets	56	92	21	(16)
Increase (decrease) in operating liabilities:
Accounts payable	86	(125)	(190)	(23)
Accrued expenses	(14)	(104)	$ 78	121
License and supply agreement fee payable				(1,318)
Deferred revenue	(52)	(23)	$ (216)	(711)
Net cash used in operating activities	(2,575)	(1,664)	$ (2,495)	(3,583)
Investing activities
Proceeds from sales of property and equipment				3
Net cash provided by investing activities				3
Financing activities
Proceeds from issuance of common stock, net of equity issuance costs of $276 and $229, respectively	$ 1,340	2,013	$ 4,866	2,771
Proceeds from issuance of senior secured notes		1,610	$ 1,572	2,800
Payment of financing costs				(399)
Proceeds from exercise of warrants	$ 1,762	11	$ 15	248
Payment of senior secured notes		(1,500)	(3,250)	(1,300)
Net cash provided by financing activities	$ 3,102	2,134	3,203	4,120
Effect of exchange rates on cash and cash equivalents	2	(2)	(3)	(8)
Net increase in cash	529	468	705	532
Cash, beginning of Period/year	1,284	579	579	47
Cash, end of Period/year	1,813	1,047	1,284	579
Supplemental disclosure of cash flow information
Cash paid for interest	34	70	188	54
Cash paid for income taxes	3	$ 6	6	2
Restricted stock issued to settle liability			$ 101	$ 77
Supplemental disclosure of noncash financing activity
Issuance of common stock as commitment fee, net of amortization	27
Issuance of restricted stock for future services to be provided	10
Restricted stock issued to settle liability	$ 174